Stock-Based Compensation - Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the financial statements
Stock-based compensation expenses	$ 274	$ 262	$ 278
Income tax benefits	(100)	(82)	(141)
Stock-based compensation expenses (benefits), net of tax	174	180	137
Cost of sales
Amounts recognized in the financial statements
Stock-based compensation expenses	47	50	47
Selling, general and administrative expenses
Amounts recognized in the financial statements
Stock-based compensation expenses	185	169	185
Research, development and related expenses
Amounts recognized in the financial statements
Stock-based compensation expenses	$ 42	$ 43	$ 46